Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2022
Non-Controlling Interests [Abstract]
Disclosure of changes in equity classified non-controlling ownership interests in subsidiaries
The following table summarizes the changes in the equity classified non-controlling ownership interest in subsidiaries by reportable segment:

	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Total $000s
Balance at January 1, 2020 *	(8,682)	1,465	(11,016)	593	(17,639)
Share of comprehensive loss	(191)	(905)	(306)	(15)	(1,417)
Equity settled share-based payments	305	2,395	122	—	2,822
Other	—	11	19	(6)	24
Balance at December 31, 2020 and January 1, 2021 *	(8,567)	2,966	(11,181)	574	(16,209)
Share of comprehensive loss	(96)	(1,634)	(436)	15	(2,151)
NCI exercise of share-based awards in subsidiaries - change in NCI interest	—	(5,922)	—	—	(5,922)
Equity settled share-based payments	(4)	6,224	32	—	6,252
Acquisition of a subsidiary non controlling interest	8,668	—	—	—	8,668
Other	—	—	—	(6)	(6)
Balance at December 31, 2021 and January 1, 2022	—	1,634	(11,585)	583	(9,368)
Share of comprehensive income (loss)	—	13,604	(330)	15	13,290
NCI exercise of share-based awards	—	(15,164)	—	—	(15,164)
Deconsolidation of subsidiaries	—	—	11,904	—	11,904
Equity settled share-based payments	—	4,703	8	—	4,711
Other	—	—	2	(6)	(4)
Balance as of December 31, 2022	—	4,778	—	592	5,369
*    Revised to reclassify Sonde to the Non-controlled Founded Entities segment to comply with current period classification. See Note 4.

Disclosure of aggregation of subsidiaries with material non-controlling interests before intra-group eliminations
The following tables summarize the financial information related to the Group’s subsidiaries with material non-controlling interests, aggregated for interests in similar entities, and before and after intra group eliminations.

	2022
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Intra-group eliminations $000s	Total $000s
Statement of Comprehensive Loss
Total revenue	—	12,202	—	12,202
Income/(loss) for the year	—	98,633	1,003	99,636
Other comprehensive income/(loss)	—	—	—	—
Total comprehensive income/(loss) for the year	—	98,633	1,003	99,636
Statement of Financial Position
Total assets	—	35,341	(100)	35,241
Total liabilities	—	76,635	(11,057)	65,578
Net assets/(liabilities)	—	(41,294)	10,957	(30,336)

	2021
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Intra-group eliminations $000s	Total $000s
Statement of Comprehensive Loss
Total revenue	—	7,771	—	7,771
Income/(loss) for the year	—	(50,436)	792	(49,644)
Other comprehensive income/(loss)	—	—	—	—
Total comprehensive income/(loss) for the year	—	(50,436)	792	(49,644)
Statement of Financial Position
Total assets	—	66,279	(161)	66,118
Total liabilities	—	228,856	(10,755)	218,101
Net assets/(liabilities)	—	(162,576)	10,594	(151,982)

	2020
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Intra-group eliminations	Total
Statement of Comprehensive Loss
Total revenue	3,267	1,957	—	5,224
Income/(loss) for the year	(2,407)	(53,535)	1,073	(54,869)
Total comprehensive income/(loss) for the year	(2,407)	(53,535)	1,073	(54,869)